Risk Management and Use of Derivative Financial Instruments (Details 6) (Interest rate swap, Derivatives Not in Cash Flow Hedging Relationships) In Thousands, unless otherwise specified		12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 3-Month Euribor USD ($)	Dec. 31, 2012 3-Month Euribor EUR (€)	Dec. 31, 2012 3-Month Euribor April 1 USD ($)	Dec. 31, 2012 3-Month Euribor April 1 EUR (€)	Dec. 31, 2012 3-Month Euribor April 2 USD ($)	Dec. 31, 2012 3-Month Euribor April 2 EUR (€)	Dec. 31, 2012 3-Montth Euribor April 3 USD ($)	Dec. 31, 2012 3-Montth Euribor April 3 EUR (€)
Derivative Disclosure
Notional Amount			€ 100,000		€ 15,970		€ 6,975		€ 5,479
Effective Interest Rate		3.70%	3.70%	0.90%	0.90%	4.40%	4.40%	4.30%	4.30%
Effective Date		Jul. 31, 2006	Jul. 31, 2006	Apr. 30, 2012	Apr. 30, 2012	Apr. 30, 2008	Apr. 30, 2008	Apr. 30, 2007	Apr. 30, 2007
Expiration Date		Jul. 31, 2016	Jul. 31, 2016	Jul. 31, 2013	Jul. 31, 2013	Oct. 31, 2015	Oct. 31, 2015	Jul. 31, 2016	Jul. 31, 2016
Fair Value	$ (16,686)	$ (15,462)		$ (86)		$ (523)		$ (615)